CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 201	$ (2,643)	$ (2,055)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	690	752	897
Amortization of discount on convertible note and loans	43	489	516
Severance pay, net	(15)	50	19
Decrease in trade receivables, net	1,435	491	1,539
Decrease (increase) in other accounts receivable and prepaid expenses	13	484	(337)
Grants received from Chief Scientist's Office (OCS)		15	142
Increase in unbilled receivables	(599)	(236)	(943)
Decrease in inventories	111	449	325
Increase (decrease) in trade payables	(1,594)	981	(463)
Increase (decrease) in other accounts payable and accrued expenses	(163)	600	(392)
Net cash provided by (used in) operating activities	122	1,432	(752)
Cash flows from investing activities:
Purchase of property, plant and equipment	(328)	(370)	(688)
Increase (decrease) in deposits	2	3	(3)
Change in restricted deposits	392	282	472
Net cash provided by (used in) investing activities	66	(85)	(219)
Cash flows from financing activities:
Proceeds from loans from shareholders, net of issuance expenses	1,000	850	3,998
Repayment of long term loan from shareholders			(2,229)
Short-term bank credit, net	(298)	(1,285)	(761)
Repayment of short term loan from shareholders	(1,230)
Net cash provided by (used in) financing activities from continuing operations	(528)	(435)	1,008
Effect of exchange rate changes on cash and cash equivalents	(11)	61	20
Increase (decrease) in cash and cash equivalents	(351)	973	57
Cash and cash equivalents at the beginning of the year	2,137	1,164	1,107
Cash and cash equivalents at the end of the year	1,786	2,137	1,164
Net cash paid during the year for:
Income taxes	35	14	84
Interest	57	180	304
Non-cash transactions
Transfer of inventory to property, plant and equipment	37	25	58
Purchase of property, plant and equipment in credit	$ 144	$ 11	$ 31